AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 95.8%
Communication Services - 1.0%
AlphaPolis Co., Ltd. (Japan)*	20,000	$320,303
Reading International, Inc., Class A (United States)*	95,000	154,850

Total Communication Services		475,153
Consumer Discretionary - 13.8%
A-Mark Precious Metals, Inc. (United States)[1]	11,500	507,840
America's Car-Mart, Inc. (United States)*	32,000	1,341,440
B&S Group, S.A.R.L. (Luxembourg)[2]	55,000	287,256
Dexelance S.P.A. (Italy)*	23,000	235,542
Legacy Housing Corp. (United States)*	70,000	1,914,500
Texhong International Group, Ltd. (Hong Kong)	3,900,000	2,247,535

Total Consumer Discretionary		6,534,113
Consumer Staples - 10.8%
Delfi, Ltd. (Singapore)	2,750,000	1,861,683
Italian Wine Brands S.P.A (Italy)	84,000	2,060,658
Naked Wines PLC (United Kingdom)*	875,000	630,539
NeoPharm Co., Ltd. (South Korea)	29,000	587,549

Total Consumer Staples		5,140,429
Energy - 24.0%
Amplify Energy Corp. (United States)*	120,000	783,600
Arrow Exploration Corp. (Canada)*	7,000,000	2,517,477
Hargreaves Services PLC (United Kingdom)	160,000	1,219,298
Hemisphere Energy Corp. (Canada)	510,000	708,936
Horizon Oil, Ltd. (Australia)	9,000,000	1,244,430
Mi Chang Oil Industrial Co., Ltd. (South Korea)	6,000	424,675
Noram Drilling A.S. (Norway)	135,000	486,120
Pardee Resources Co. (United States)	1,000	305,250
Total Energy Services, Inc. (Canada)	365,000	2,531,480
Unit Corp. (United States)	36,000	1,135,800

Total Energy		11,357,066
Financials - 8.1%
Omni Bridgeway, Ltd. (Australia)*,1	4,978,520	3,820,509
Health Care - 2.3%
Ion Beam Applications (Belgium)	7,061	104,400
Koa Shoji Holdings Co., Ltd. (Japan)	110,000	477,096
Medical Facilities Corp. (Canada)	50,000	497,616

Total Health Care		1,079,112
Industrials - 26.4%
Boustead Singapore, Ltd. (Singapore)	325,000	252,941
CB Industrial Product Holding Bhd (Malaysia)	851,600	268,481
Cie de L'Odet SE (France)	1,600	2,799,683
	Shares	Value

Fila S.P.A. (Italy)	210,000	$2,195,020
Komelon Corp. (South Korea)	29,000	241,426
Macfarlane Group PLC (United Kingdom)	1,400,000	2,068,262
Maezawa Industries, Inc. (Japan)	55,000	487,991
Mitani Corp. (Japan)	24,000	275,642
Ocean Wilsons Holdings, Ltd. (Bermuda)	55,000	1,077,247
Sam Yung Trading Co., Ltd. (South Korea)	80,000	788,068
Sekisui Jushi Corp. (Japan)	14,500	233,874
U-Haul Holding Co., Non-Voting Shares (United States)	25,000	1,800,000

Total Industrials		12,488,635
Information Technology - 0.8%
Bixolon Co., Ltd. (South Korea)	100,000	357,267
Materials - 8.0%
Amerigo Resources, Ltd. (Canada)	250,000	321,639
Brickability Group PLC (United Kingdom)	2,000,000	1,699,443
KISCO Holdings Co., Ltd. (South Korea)	33,500	494,707
Master Drilling Group, Ltd. (South Africa)	350,000	259,622
Okamoto Industries, Inc. (Japan)	22,000	802,923
SK Kaken Co., Ltd. (Japan)	4,000	235,728

Total Materials		3,814,062
Utilities - 0.6%
Maxim Power Corp. (Canada)*	99,000	282,554

Total Common Stocks (Cost $40,294,058)		45,348,900
Preferred Stock - 1.6%
Information Technology - 1.6%
Samsung Electronics Co., Ltd., 2.270% (South Korea)	20,000	776,738

Total Preferred Stock (Cost $320,545)		776,738

Principal Amount
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 1.5%[3]
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $717,823 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $732,080)	$717,725	717,725

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[4]	1,244,902	$1,244,902

Total Short-Term Investments (Cost $1,962,627)		1,962,627
Value

Total Investments - 101.5% (Cost $42,577,230)	$48,088,265
Other Assets, less Liabilities - (1.5)%	(724,991)
Net Assets - 100.0%	$47,363,274

*	Non-income producing security.
[1]	Some of these securities, amounting to $684,233 or 1.4% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of this security amounted to $287,256 or 0.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$7,409,010	$5,079,625	—	$12,488,635
Energy	10,932,391	424,675	—	11,357,066
Consumer Discretionary	6,246,857	287,256	—	6,534,113
Consumer Staples	630,539	4,509,890	—	5,140,429
Financials	3,820,509	—	—	3,820,509
Materials	321,639	3,492,423	—	3,814,062
Health Care	497,616	581,496	—	1,079,112
Communication Services	154,850	320,303	—	475,153
Information Technology	—	357,267	—	357,267
Utilities	282,554	—	—	282,554
Preferred Stock†	—	776,738	—	776,738
Short-Term Investments
Joint Repurchase Agreements	—	717,725	—	717,725
Other Investment Companies	1,244,902	—	—	1,244,902
Total Investments in Securities	$31,540,867	$16,547,398	—	$48,088,265

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:
Country	% of Long-Term Investments
Australia	11.0
Belgium	0.2
Bermuda	2.3
Canada	14.9
France	6.1
Hong Kong	4.9
Italy	9.7
Japan	6.1
Luxembourg	0.6
Malaysia	0.6
Norway	1.0
Singapore	4.6
South Africa	0.6
South Korea	8.0
United Kingdom	12.2
United States	17.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$684,233	$717,725	$40,443	$758,168
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.750%	07/15/26-05/15/33
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.